Investment Objectives and Goals - ATAC Credit Rotation ETF	Dec. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ATAC Credit Rotation ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The ATAC Credit Rotation ETF (the “Fund”) seeks current income and long-term capital appreciation.